RECEIVABLES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Beginning balance	$ 109,419	$ 89,086	$ 122,320	$ 106,673	$ 106,673	$ 118,730	$ 132,271
Charge-offs	(4,045)	(5,017)	(12,353)	(30,812)	(38,001)	(53,153)	(94,201)
Recoveries	2,186	2,021	5,804	6,504	8,794	9,728	8,066
(Benefit) provision	1,891	12,080	(5,469)	15,818	44,578	32,853	76,394
Foreign currency translation and other	(199)	181	(1,050)	168	276	(1,485)	(3,800)
Ending balance	109,252	98,351	109,252	98,351	122,320	106,673	118,730
Ending balance: individually evaluated for impairment	25,152	39,137	25,152	39,137	37,778	52,980
Ending balance: collectively evaluated for impairment	84,100	59,214	84,100	59,214	84,542	53,693
Receivables:
Total Receivables	12,763,381	11,185,137	12,763,381	11,185,137	10,854,596	9,493,222
Ending balance: individually evaluated for impairment	72,338	133,417	72,338	133,417	109,947	130,629
Ending balance: collectively evaluated for impairment	12,691,043	11,051,720	12,691,043	11,051,720	10,744,649	9,362,593
Retail
Allowance for credit losses:
Beginning balance	93,702	67,463	102,560	83,233	83,233	73,123
Charge-offs	(2,567)	(3,067)	(7,819)	(24,456)	(28,238)	(27,770)
Recoveries	1,100	1,063	2,882	3,942	5,206	5,850
(Benefit) provision	(530)	6,765	(5,166)	9,524	42,135	33,353
Foreign currency translation and other	(238)	68	(990)	49	224	(1,323)
Ending balance	91,467	72,292	91,467	72,292	102,560	83,233
Ending balance: individually evaluated for impairment	19,213	27,878	19,213	27,878	28,266	42,879
Ending balance: collectively evaluated for impairment	72,254	44,414	72,254	44,414	74,294	40,354
Receivables:
Total Receivables	8,157,358	6,963,049	8,157,358	6,963,049	7,363,384	6,258,289
Ending balance: individually evaluated for impairment	42,064	51,482	42,064	51,482	48,195	73,920
Ending balance: collectively evaluated for impairment	8,115,294	6,911,567	8,115,294	6,911,567	7,315,189	6,184,369
Wholesale
Allowance for credit losses:
Beginning balance	7,661	11,444	11,887	12,163	12,163	31,148
Charge-offs		(98)	(127)	(136)	(1,857)	(12,613)
Recoveries	332	64	573	166	312	447
(Benefit) provision	1,177	3,596	(3,102)	2,808	1,245	(6,801)
Foreign currency translation and other	26	69	(35)	74	24	(18)
Ending balance	9,196	15,075	9,196	15,075	11,887	12,163
Ending balance: individually evaluated for impairment	5,939	11,259	5,939	11,259	9,512	10,101
Ending balance: collectively evaluated for impairment	3,257	3,816	3,257	3,816	2,375	2,062
Receivables:
Total Receivables	4,318,968	3,907,828	4,318,968	3,907,828	3,265,173	2,972,116
Ending balance: individually evaluated for impairment	30,274	81,935	30,274	81,935	61,752	56,444
Ending balance: collectively evaluated for impairment	4,288,694	3,825,893	4,288,694	3,825,893	3,203,421	2,915,672
Other
Allowance for credit losses:
Beginning balance	8,056	10,179	7,873	11,277	11,277	14,459
Charge-offs	(1,478)	(1,852)	(4,407)	(6,220)	(7,906)	(12,770)
Recoveries	754	894	2,349	2,396	3,276	3,431
(Benefit) provision	1,244	1,719	2,799	3,486	1,198	6,301
Foreign currency translation and other	13	44	(25)	45	28	(144)
Ending balance	8,589	10,984	8,589	10,984	7,873	11,277
Ending balance: collectively evaluated for impairment	8,589	10,984	8,589	10,984	7,873	11,277
Receivables:
Total Receivables	287,055	314,260	287,055	314,260	226,039	262,817
Ending balance: individually evaluated for impairment						265
Ending balance: collectively evaluated for impairment	$ 287,055	$ 314,260	$ 287,055	$ 314,260	$ 226,039	$ 262,552